Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Summary of Goodwill and Intangible Assets

	Goodwill	Patents	Customer Intangibles	Supplier Relationships	Technology and Software	Total
Cost
At 1 January 2019	$13,635	$18,020	$8,731	$2,856	$11,177	$54,419
Additions	—	102	—	—	—	102
Acquisition of subsidiaries	1,506	—	—	—	—	1,506
Exchange differences	250	—	—	—	—	250

At 31 December 2019	15,391	18,122	8,731	2,856	11,177	56,277

Amortisation
At 1 January 2019	—	2,312	2,977	757	6,711	12,757
Charge for the period	—	930	890	286	388	2,494
Impairments	—	—	—	—	—	—
Exchange differences	—	(532)	167	—	(142)	(507)

At 31 December 2019	—	2,710	4,034	1,043	6,957	14,744

Net Book Value
At 31 December 2019	$15,391	$15,412	$4,697	$1,813	$4,220	$41,533
Cost
At January 1, 2020	$15,391	$18,122	$8,731	$2,856	$11,177	$56,277
Additions	—	—	—	—	—	—
Acquisition of subsidiaries	—	—	—	—	—	—
Exchange differences	600	549	408	—	156	1,713

At December 31, 2020	15,991	18,671	9,139	2,856	11,333	57,990

Amortization
At January 1, 2020	—	2,710	4,034	1,043	6,957	14,744
Charge for the period	—	831	951	286	319	2,387
Impairments	—	—	—	—	—	—
Exchange differences	—	54	62	—	20	136

At December 31, 2020	—	3,595	5,047	1,329	7,296	17,267

Net Book Value
At December 31, 2020	$15,991	$15,076	$4,092	$1,527	$4,037	$40,723
Cost
At January 1, 2021	$15,991	$18,671	$9,139	$2,856	$11,333	$57,990
Additions	—	—	—	—	—	—
Exchange differences	(385)	(178)	(278)	—	(48)	(889)

At December 31, 2021	15,606	18,493	8,861	2,856	11,285	57,101

Amortization
At January 1, 2021	—	3,595	5,047	1,329	7,296	17,267
Charge for the period	—	890	1,317	286	334	2,827
Exchange differences	—	(16)	(21)	—	(4)	(41)

At December 31, 2021	—	4,469	6,343	1,615	7,626	20,053
Net Book Value
At December 31, 2021	$15,606	$14,024	$2,518	$1,241	$3,659	$37,048

Summary of Intangible Assets in Use and Under Development

Intangible assets in use	Type of intangible asset	Net book value	Remaining amortization period
Acquired Patents	Patents	8,033	9 years
Acquired Technology	Technology	356	2 years
Acquired Supplier relationships	Supplier relationships	1,243	4 years
Acquired Customer-related intangible	Customer-related	2,517	5-6 years
Acquired Technology	Technology	1,180	7 years

Intangible assets under development	Type of intangible asset	Net book value	Remaining amortization period
Technology License	Technology	2,120	n/a
Patent License	Patents	5,301	n/a
Patents	Patents	692	n/a